Investments (Amortized Cost, Gross Unrealized Gains and Losses, and Fair Value of Available-for-Sale and Held-to-Maturity Securities) (Detail) - JPY (¥) ¥ in Millions		Sep. 30, 2019	Mar. 31, 2019
Schedule of Investments [Line Items]
Amortized cost, available-for-sale securities		¥ 17,643,933	¥ 18,094,439
Gross unrealized gains, available-for-sale securities		54,114	45,923
Gross unrealized losses, available-for-sale securities		7,464	6,446
Fair value, available-for-sale securities		17,690,583	18,133,916
Amortized cost, held-to-maturity securities		1,064,376	1,604,104
Gross unrealized gains, held-to-maturity securities		20,200	19,907
Gross unrealized losses, held-to-maturity securities		9,767	14,423
Total		1,074,809	1,609,588
Debt securities | Japanese government bonds
Schedule of Investments [Line Items]
Amortized cost, available-for-sale securities		11,419,982	11,888,510
Gross unrealized gains, available-for-sale securities		11,130	11,259
Gross unrealized losses, available-for-sale securities		4,247	2,998
Fair value, available-for-sale securities		11,426,865	11,896,771
Amortized cost, held-to-maturity securities		639,913	1,119,899
Gross unrealized gains, held-to-maturity securities		20,198	19,907
Total		660,111	1,139,806
Debt securities | Japanese local government bonds
Schedule of Investments [Line Items]
Amortized cost, available-for-sale securities		234,345	208,308
Gross unrealized gains, available-for-sale securities		986	1,671
Gross unrealized losses, available-for-sale securities		169	87
Fair value, available-for-sale securities		235,162	209,892
Debt securities | U.S. Treasury bonds and federal agency securities
Schedule of Investments [Line Items]
Amortized cost, available-for-sale securities		1,000,684	1,008,903
Gross unrealized gains, available-for-sale securities		831	644
Gross unrealized losses, available-for-sale securities		430	231
Fair value, available-for-sale securities		1,001,085	1,009,316
Debt securities | Other foreign government bonds
Schedule of Investments [Line Items]
Amortized cost, available-for-sale securities		1,331,208	1,341,564
Gross unrealized gains, available-for-sale securities		1,576	758
Gross unrealized losses, available-for-sale securities		292	455
Fair value, available-for-sale securities		1,332,492	1,341,867
Debt securities | Agency mortgage-backed securities
Schedule of Investments [Line Items]
Amortized cost, available-for-sale securities	[1]	495,503	530,540
Gross unrealized gains, available-for-sale securities	[1]	16,868	14,524
Gross unrealized losses, available-for-sale securities	[1]	162	593
Fair value, available-for-sale securities	[1]	512,209	544,471
Amortized cost, held-to-maturity securities	[2]	424,463	484,205
Gross unrealized gains, held-to-maturity securities	[2]	2
Gross unrealized losses, held-to-maturity securities	[2]	9,767	14,423
Total	[2]	414,698	469,782
Debt securities | Residential mortgage-backed securities
Schedule of Investments [Line Items]
Amortized cost, available-for-sale securities		85,672	99,904
Gross unrealized gains, available-for-sale securities		1,694	1,420
Gross unrealized losses, available-for-sale securities		152	191
Fair value, available-for-sale securities		87,214	101,133
Debt securities | Commercial mortgage-backed securities
Schedule of Investments [Line Items]
Amortized cost, available-for-sale securities		543,378	495,313
Gross unrealized gains, available-for-sale securities		5,850	4,914
Gross unrealized losses, available-for-sale securities		117	104
Fair value, available-for-sale securities		549,111	500,123
Debt securities | Japanese corporate bonds and other debt securities
Schedule of Investments [Line Items]
Amortized cost, available-for-sale securities		1,792,730	1,743,309
Gross unrealized gains, available-for-sale securities		11,931	7,686
Gross unrealized losses, available-for-sale securities		1,731	1,561
Fair value, available-for-sale securities		1,802,930	1,749,434
Debt securities | Foreign corporate bonds and other debt securities
Schedule of Investments [Line Items]
Amortized cost, available-for-sale securities	[3]	740,431	778,088
Gross unrealized gains, available-for-sale securities	[3]	3,248	3,047
Gross unrealized losses, available-for-sale securities	[3]	164	226
Fair value, available-for-sale securities	[3]	¥ 743,515	¥ 780,909

[1]	Agency mortgage-backed securities presented in this line consist of Japanese and Foreign agency mortgage-backed securities, of which the fair values were ¥517,330 million and ¥27,141 million, respectively, at March 31, 2019, and ¥512,144 million and ¥65 million, respectively, at September 30, 2019. All Japanese agency mortgage-backed securities are issued by Japan Housing Finance Agency, a Japanese government-sponsored enterprise. Foreign agency mortgage-backed securities primarily consist of Government National Mortgage Association (“Ginnie Mae”) securities, which are guaranteed by the United States government.
[2]	All Agency mortgage-backed securities presented in this line are Ginnie Mae securities.
[3]	Other debt securities presented in this line primarily consist of Foreign negotiable certificates of deposit (“ NCDs”) and asset-backed securities (“ABS”), of which the total fair values were ¥246,503 million at March 31, 2019, and ¥226,899 million at September 30, 2019.